Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	pmf_SupplementTextBlock
PRAXIS MUTUAL FUNDS

Praxis Growth Index Fund

Supplement dated May 17, 2013 to the

Prospectus dated April 30, 2013

The first sentence in the “Principal Investment Strategies” section for the Praxis Growth Index Fund is replaced in its entirety with the following:

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s 500 Growth Index.

Praxis Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pmf_SupplementTextBlock
PRAXIS MUTUAL FUNDS

Praxis Growth Index Fund

Supplement dated May 17, 2013 to the

Prospectus dated April 30, 2013

The first sentence in the “Principal Investment Strategies” section for the Praxis Growth Index Fund is replaced in its entirety with the following:

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s 500 Growth Index.